John Hancock
Infrastructure Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 97.0%		$768,722,862
(Cost $709,569,962)
Brazil 1.9%		15,140,368
Cia de Saneamento Basico do Estado de Sao Paulo	1,753,700	15,140,368
Canada 12.8%		101,478,029
Canadian National Railway Company	220,854	27,979,497
Enbridge, Inc.	608,384	27,322,763
Pembina Pipeline Corp.	564,998	21,571,006
TC Energy Corp.	461,515	24,604,763
China 9.6%		75,880,720
China Longyuan Power Group Corp., Ltd., H Shares	19,963,068	32,071,858
ENN Energy Holdings, Ltd.	1,144,400	18,668,128
Shanghai International Airport Company, Ltd., Class A (A)	3,280,400	25,140,734
France 6.6%		51,989,076
Engie SA	1,942,310	24,030,915
Vinci SA	291,660	27,958,161
Germany 2.2%		17,328,989
RWE AG	421,241	17,328,989
Italy 1.9%		15,069,675
Enel SpA	2,989,265	15,069,675
Japan 6.9%		54,968,391
KDDI Corp.	860,000	27,573,594
Nippon Telegraph & Telephone Corp.	959,023	27,394,797
South Korea 3.1%		24,579,059
SK Telecom Company, Ltd.	595,489	24,579,059
Spain 8.3%		66,214,193
Acciona SA (B)	85,674	17,629,180
Cellnex Telecom SA (A)(C)	601,742	26,915,368
Iberdrola SA	1,974,737	21,087,177
Iberdrola SA, Interim Shares (A)	54,546	582,468
United Kingdom 3.5%		27,499,393
National Grid PLC	1,997,110	27,499,393
United States 40.2%		318,574,969
American Electric Power Company, Inc.	302,503	29,814,696
American Tower Corp.	109,021	29,526,157
Atmos Energy Corp.	47,400	5,753,934
Avangrid, Inc.	201,957	9,841,365
Berkshire Hathaway, Inc., Class B (A)	77,143	23,189,186
Charter Communications, Inc., Class A (A)	14,916	6,445,204
Comcast Corp., Class A	133,074	4,992,936
Constellation Energy Corp.	235,534	15,568,797
Duke Energy Corp.	250,973	27,589,462
Edison International	395,267	26,787,245
Exelon Corp.	660,357	30,699,997
FirstEnergy Corp.	594,876	24,449,404
Medical Properties Trust, Inc.	1,348,445	23,247,192
Sempra Energy	190,680	31,614,744
The AES Corp.	1,307,590	29,054,650

2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 3.5%			$27,528,733
(Cost $27,528,995)
Short-term funds 1.6%			12,528,733
John Hancock Collateral Trust (D)	1.9943(E)	1,253,337	12,528,733

	Par value^	Value
Repurchase agreement 1.9%		15,000,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 7-29-22 at 2.230% to be repurchased at $15,002,788 on 8-1-22, collateralized by $15,890,800 U.S. Treasury Notes, 1.000% - 2.875% due 9-30-23 to 12-15-24 (valued at $15,300,078)	15,000,000	15,000,000

Total investments (Cost $737,098,957) 100.5%	$796,251,595
Other assets and liabilities, net (0.5%)	(3,947,446)
Total net assets 100.0%	$792,304,149

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $11,931,799.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-22.
The fund had the following sector composition as a percentage of net assets on 7-31-22:
Utilities	53.2%
Communication services	14.8%
Industrials	10.2%
Energy	9.3%
Real estate	6.6%
Financials	2.9%
Short-term investments and other	3.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$15,140,368	$15,140,368	—	—
Canada	101,478,029	101,478,029	—	—
China	75,880,720	—	$75,880,720	—
France	51,989,076	—	51,989,076	—
Germany	17,328,989	—	17,328,989	—
Italy	15,069,675	—	15,069,675	—
Japan	54,968,391	—	54,968,391	—
South Korea	24,579,059	—	24,579,059	—
Spain	66,214,193	—	66,214,193	—
United Kingdom	27,499,393	—	27,499,393	—
United States	318,574,969	318,574,969	—	—
Short-term investments	27,528,733	12,528,733	15,000,000	—
Total investments in securities	$796,251,595	$447,722,099	$348,529,496	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,253,337	—	$185,447,925	$(172,912,801)	$(6,129)	$(262)	$118,958	$658	$12,528,733
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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